Segment Reporting - Summary of Predecessor and Successor Allocate Revenue Based on Geographical Location of Operations (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Disclosure of geographical areas [line items]
Segment Revenue, net	$ 18,182		$ 163,267	$ 155,910	$ 203,607
Segment Profit (Loss)	2,375	$ 82,088	82,088	33,878	46,977
Assets		153,432	153,432	237,140	170,505
Liabilities		73,078	73,078	39,749	35,918
Saudi Arabia
Disclosure of geographical areas [line items]
Segment Revenue, net	3,544		112,015	91,761	141,084
Segment Profit (Loss)	247		23,351	25,665	34,295
Assets		66,015	66,015	104,472	75,886
Liabilities		18,064	18,064	12,355	10,712
Singapore
Disclosure of geographical areas [line items]
Segment Revenue, net	4,577		19,011	19,267	19,407
Segment Profit (Loss)	810		6,773	4,066	6,571
Assets		36,495	36,495	33,662	34,694
Liabilities		37,478	37,478	15,309	13,007
Malaysia
Disclosure of geographical areas [line items]
Segment Revenue, net	3,402		11,102	12,781	15,265
Segment Profit (Loss)	857		1,957	2,668	3,797
Assets		10,594	10,594	14,894	12,467
Liabilities		5,073	5,073	2,525	3,577
Thailand
Disclosure of geographical areas [line items]
Segment Revenue, net	2,367		7,603	13,308	11,399
Segment Profit (Loss)	515		1,316	2,071	1,934
Assets		8,806	8,806	17,601	11,346
Liabilities		2,423	2,423	2,105	2,667
Indonesia
Disclosure of geographical areas [line items]
Segment Revenue, net	3,740		11,154	15,677	13,555
Segment Profit (Loss)	(188)		2,311	2,653	1,247
Assets		10,634	10,634	14,544	14,646
Liabilities		2,499	2,499	3,241	3,983
Others
Disclosure of geographical areas [line items]
Segment Revenue, net	552		2,382	3,116	2,897
Segment Profit (Loss)	$ 134		46,380	(3,245)	(867)
Assets		20,888	20,888	51,967	21,466
Liabilities		$ 7,541	$ 7,541	$ 4,214	$ 1,972